Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000023849 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023849 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020679
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023849 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023849 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023849 | Uniform Mortgage-Backed Securities_2.5__BNY-3133KNQS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023849 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023849 | Ginnie Mae_5.5__BNY-21H052678
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023849 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023849 | Freddie Mac REMIC Trust_5.5_Class ZQ_BNY-3137HBTX2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023849 | Dryden 104 CLO Ltd._4.932_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023849 | Other0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000023849 | 0BNY-913366EP1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023849 | 0BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023849 | 0BNY-01642PBE5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023849 | 0BNY-91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023849 | 0BNY-065405AJ1
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023849 | 0BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000023849 | 0BNY-25755TAQ3
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000023849 | 0BNY-31392CRC0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000023849 | 0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000023849 | 0BNY-29273VBD1
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028784 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028784 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020679
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028784 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028784 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028784 | Uniform Mortgage-Backed Securities_2.5__BNY-3133KNQS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028784 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028784 | Ginnie Mae_5.5__BNY-21H052678
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028784 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028784 | Freddie Mac REMIC Trust_5.5_Class ZQ_BNY-3137HBTX2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028784 | Dryden 104 CLO Ltd._4.932_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028784 | Other0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028784 | 0BNY-913366EP1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028784 | 0BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028784 | 0BNY-01642PBE5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028784 | 0BNY-91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028784 | 0BNY-065405AJ1
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028784 | 0BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028784 | 0BNY-25755TAQ3
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028784 | 0BNY-31392CRC0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000028784 | 0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028784 | 0BNY-29273VBD1
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028785 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028785 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020679
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028785 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028785 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028785 | Uniform Mortgage-Backed Securities_2.5__BNY-3133KNQS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028785 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028785 | Ginnie Mae_5.5__BNY-21H052678
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028785 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028785 | Freddie Mac REMIC Trust_5.5_Class ZQ_BNY-3137HBTX2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028785 | Dryden 104 CLO Ltd._4.932_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028785 | Other0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028785 | 0BNY-913366EP1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028785 | 0BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028785 | 0BNY-01642PBE5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028785 | 0BNY-91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028785 | 0BNY-065405AJ1
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028785 | 0BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028785 | 0BNY-25755TAQ3
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028785 | 0BNY-31392CRC0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000028785 | 0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028785 | 0BNY-29273VBD1
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000074893 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074893 | Uniform Mortgage-Backed Securities_2.0__BNY-01F020679
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074893 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074893 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074893 | Uniform Mortgage-Backed Securities_2.5__BNY-3133KNQS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074893 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074893 | Ginnie Mae_5.5__BNY-21H052678
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074893 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074893 | Freddie Mac REMIC Trust_5.5_Class ZQ_BNY-3137HBTX2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074893 | Dryden 104 CLO Ltd._4.932_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074893 | Other0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074893 | 0BNY-913366EP1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074893 | 0BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074893 | 0BNY-01642PBE5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074893 | 0BNY-91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074893 | 0BNY-065405AJ1
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074893 | 0BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074893 | 0BNY-25755TAQ3
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000074893 | 0BNY-31392CRC0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000074893 | 0BNY-31417BTN7
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000074893 | 0BNY-29273VBD1
Holdings [Line Items]
Percent of Net Asset Value	25.40%